Other non-operating (income) expenses (Details) - CAD ($) $ in Thousands		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Non Operating Income Expenses [Abstract]
Gain on sale of loan book	$ (1,676)	$ (1,676)
Credit facility prepayment and related expenses		2,608
Convertible debenture early conversion		927
Gain on amendment of debentures		(765)
Government grant		(3,201)
Restructuring and other		938	$ 543
Other non-operating (income) expenses		$ (1,169)	$ 543